ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITION OF BUSINESSES
5. ACQUISITION OF BUSINESSES
2019 Business Combinations
a) Acquisition of a Western Canadian natural gas midstream business (federally regulated)
On December 31, 2019, Brookfield Infrastructure, alongside institutional partners (the “NorthRiver consortium”), acquired an effective 29% interest in the federally regulated portion of Enbridge Inc.’s Canadian natural gas midstream business for total consideration of $377 million (NorthRiver consortium total of $1.3 billion). Under Brookfield’s ownership, the business is operated alongside the provincial assets acquired in 2018 and rebranded NorthRiver Midstream Inc. (“NorthRiver”). The acquisition was funded through equity of $246 million (NorthRiver consortium total of $861 million) and the remainder with asset level debt raised on closing. Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 31, 2019. Acquisition costs of $8 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2019.

Consideration transferred

US$ MILLIONS
Cash	$377
Total Consideration	$377

Fair value of assets and liabilities acquired as of December 31, 2019 (provisional)(1):

US$ MILLIONS
Accounts receivable and other	$5
Property, plant and equipment	1,198
Intangible assets	74
Goodwill	218
Deferred income tax assets	41
Accounts payable and other liabilities	(218)
Net assets acquired before non-controlling interest	1,318
Non-controlling interest(2)	(941)
Net assets acquired	$377

1.
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily related to the fair value of property, plant and equipment, intangible assets and the resulting impact to goodwill as at the date of acquisition.

2.	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of the potential to obtain long-term contracts for the business’ unutilized capacity and production growth in certain locations. The goodwill recognized is deductible for income tax purposes.
b) Acquisition of a North American rail business
On December 30, 2019, Brookfield Infrastructure, alongside institutional partners (the “G&W consortium”), acquired an effective 9% interest in Genesee & Wyoming Inc. (“G&W”), a North American rail infrastructure business, for total consideration of approximately $602 million (G&W consortium total of $6.5 billion). The acquisition was funded through equity of $502 million (G&W consortium total of $5.4 billion) and the remainder with asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with affiliates of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 30, 2019. Acquisition costs of $38 million were recorded within Other (expense) income in the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$602
Total Consideration	$602

Fair value of assets and liabilities acquired as of December 30, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$67
Accounts receivable and other	509
Assets classified as held for sale(2)	1,584
Property, plant and equipment	5,283
Intangible assets	1,992
Investment in associate	48
Goodwill	2,042
Accounts payable and other liabilities	(612)
Non-recourse borrowings	(1,567)
Liabilities directly associated with assets classified as held for sale(2)	(893)
Other liabilities	(566)
Deferred income tax liabilities	(1,111)
Net assets acquired before non-controlling interest	6,776
Non-controlling interest(3)	(6,174)
Net assets acquired	$602

1.
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, deferred income taxes and other tax matters, provisions and the resulting impact to goodwill as at the date of the acquisition.

2.
Brookfield Infrastructure agreed to sell the Australian operations of G&W. As a result, the assets and liabilities of these businesses were classified as held for sale as at December 31, 2019. The sale was completed on February 15, 2020. Refer to Note 4 Disposition of Businesses for further details.

3.	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition reflects potential growth prospects and a strong market position as a key provider of rail infrastructure in North America. None of the goodwill recognized is deductible for income tax purposes.
c) Acquisition of a U.K. telecommunication business
On December 19, 2019, Brookfield Infrastructure, alongside institutional partners (the “consortium”), acquired an effective 25% interest in Wireless Infrastructure Group Limited (“WIG”), a U.K. telecommunication business, for total consideration by Brookfield Infrastructure of approximately $141 million (consortium total of $564 million). Brookfield Infrastructure’s consideration consists of $73 million in cash (consortium total of $293 million) and deferred consideration of $68 million (consortium total of $270 million) payable over two years from the close of the transaction. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective December 19, 2019. Acquisition costs of $6 million were recorded as Other (expense) income within the Consolidated Statements of Operating Results in 2019.

Consideration transferred

US$ MILLIONS
Cash	$73
Deferred consideration	68
Total Consideration	$141

Fair value of assets and liabilities acquired as of December 19, 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$9
Accounts receivable and other	18
Property, plant and equipment	95
Intangible assets	465
Goodwill	301
Accounts payable and other liabilities	(53)
Non-recourse borrowings	(195)
Deferred income tax liability	(76)
Net assets acquired before non-controlling interest	564
Non-controlling interest(2)	(423)
Net assets acquired	$141

1.
The fair values of certain acquired assets and liabilities for this operation have been determined on a provisional basis given the proximity of the acquisition to the reporting date, pending finalization of the determination of the fair values of the acquired assets and liabilities. Our partnership is in the process of obtaining additional information primarily in order to assess the fair values of property, plant and equipment, intangible assets, non-recourse borrowings, deferred income taxes and other tax matters, and the resulting impact to goodwill as at the date of the acquisition.

2.	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
Upon consolidation of WIG, an additional deferred tax liability of $25 million was recorded. The deferred income tax liability arose as the tax bases of the net assets acquired were lower than their fair values. The inclusion of this liability in the net book value of the acquired business gave rise to goodwill of $25 million, which is recoverable so long as the tax circumstances that gave rise to the goodwill do not change. To date, no such changes have occurred. The remaining goodwill recognized on acquisition is largely reflective of potential customer growth, arising from the business’ position as one of the key telecommunication infrastructure providers in the U.K., and the increasing reliance on core telecom networks.
d) Acquisition of a natural gas pipeline in India
On March 22, 2019, Brookfield Infrastructure, along with institutional partners (the “EWPL consortium”), acquired an effective 24% interest in a cross country gas pipeline business in India, East-West Pipeline (“EWPL”), for total consideration of $443 million (EWPL consortium total of $1,879 million). The partnership’s share of the acquisition was funded through equity of $226 million (EWPL consortium total of $959 million) and $217 million (EWPL consortium total of $920 million) of asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective March 22, 2019. Acquisition costs of $3 million were recorded within Other (expense) income in the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$443
Total Consideration	$443
Fair value of assets and liabilities acquired as of March 22, 2019:

US$ MILLIONS
Accounts receivable and other	$94
Property, plant and equipment	2,134
Intangible assets	295
Accounts payable and other liabilities	(66)
Net assets acquired before non-controlling interest	2,457
Non-controlling interest(1)	(2,014)
Net assets acquired	$443

1.	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
e) Acquisition of DCI Data Centers
On January 4, 2019, Brookfield Infrastructure, alongside institutional partners (the “DCI consortium”), acquired an effective 29% interest in DCI Data Centers (“DCI”), an Australian data storage business, for total consideration of $78 million (DCI consortium total of $272 million). The partnership’s share of the acquisition was funded through equity of $48 million (DCI consortium total of $166 million) and the remainder with asset level debt raised on closing. Concurrently, Brookfield Infrastructure entered into a voting agreement with an affiliate of Brookfield, providing Brookfield Infrastructure the right to direct the relevant activities of the entity, thereby providing Brookfield Infrastructure with control. Accordingly, Brookfield Infrastructure consolidated the entity effective January 4, 2019. Acquisition costs of $11 million were recorded within Other (expense) income in the Consolidated Statements of Operating Results in 2019.
Consideration transferred

US$ MILLIONS
Cash	$78
Total Consideration	$78
Fair values of assets and liabilities acquired as of January 4, 2019:

US$ MILLIONS
Accounts receivable and other	$2
Investment properties	211
Goodwill	68
Accounts payable and other liabilities	(9)
Net assets acquired before non-controlling interest	272
Non-controlling interest(1)	(194)
Net assets acquired	$78

1.	Non-controlling interest represents the consideration paid for the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.
The goodwill recorded on acquisition is largely reflective of potential customer growth, arising from the business’ position as one of the key data storage providers in Australia, and the increasing rate of worldwide data consumption. None of the goodwill recognized is deductible for income tax purposes.
f) Individually insignificant business combinations
The following table summarizes the purchase price allocation of individually insignificant business combinations that were completed in 2019.

US$ MILLIONS
Cash	$24
Pre-existing interest in business(1)	30
Total consideration	$54

1.	Prior to the acquisition, Brookfield held an interest in two of the acquirees which were accounted for using the equity method.
Fair value of assets and liabilities acquired during 2019 (provisional)(1):

US$ MILLIONS
Cash and cash equivalents	$16
Accounts receivable and other	6
Intangible assets	422
Goodwill	15
Accounts payable and other liabilities	(21)
Non-recourse borrowings	(210)
Deferred income tax liabilities	(55)
Net assets acquired before non-controlling interest	173
Non-controlling interest(2)	(119)
Net assets acquired	$54

1.
The fair values of certain acquired assets and liabilities have been determined on a provisional basis given the proximity of the acquisitions to the reporting date. Our partnership is in the process of obtaining additional information primarily related to the fair value of intangible assets, goodwill and provisions as at the date of acquisition. The fair value of assets and liabilities acquired in April 2019 are no longer provisional.

2.
Non-controlling interest represents the interest not acquired by Brookfield Infrastructure, measured at fair value at the acquisition date.